PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Spare parts	$ 6,052,315	$ 6,385,388
Prepaid Value added tax ("VAT")	5,552,772	5,857,017
Prepaid insurance fee	347,631	226,564
Others	282,423	366,900
Total	$ 12,235,141	$ 12,835,869